Note 6 - Fair Value Measurements and Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Note 6 - Fair Value Measurements and Financial Instruments (Tables) [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	December 31, 2014	December 31, 2013

Financial instruments:
Warrant derivative *			--	--	$950,000
Series 2023 PIK Note Derivative			$478,149	$478,149	$2,250,000
Series A PIK Note Derivative			$9,557,476	$9,557,476	--

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2014	$10,035,625
Issuance of additional Series 2023 PIK Note	26,387
Net unrealized loss	92,741

Balance at March 31, 2015	$10,154,753

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
Series 2023 PIK Note derivative liability	Fair Value Measurements
	Using Inputs
	March 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.70	$0.73
Exercise price	$1.36	$1.36
Term (years)	8.33	8.58
Dividend yield	$--	$--
Expected volatility	60.9%	52.0%
Risk-free interest rate	1.81%	2.08%
Series A PIK Note derivative liability	Fair Value Measurements
	Using Inputs
	March 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.70	$0.73
Exercise price	$0.92	$0.92
Term (years)	3.58	3.83
Dividend yield	$--	$--
Expected volatility	60.9%	52.0%
Risk-free interest rate	1.81%	2.08%

Series 2023 PIK Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2014	December 31, 2013

Market price and estimated fair value of stock	$0.73	$1.10
Exercise price	$1.36	$1.40
Term (years)	8.58	9.58
Dividend yield	$--	$--
Expected volatility *	52.0%	76.9%
Risk-free interest rate	2.08%	2.96%
Series A PIK Note derivative liability	Fair Value Measurements
Using Inputs
December 31, 2014

Market price and estimated fair value of stock	$0.73
Exercise price	$0.92
Term (years)	3.83
Dividend yield	$--
Expected volatility	52.0%
Risk-free interest rate	2.08%
Warrant derivative liability	Fair Value Measurements
Using Inputs
December 31, 2013

Market price and estimated fair value of stock	$1.10
Exercise price	$1.93
Term (years)	3
Dividend yield	$--
Expected volatility *	76.9%
Risk-free interest rate	0.78%

Fair Value, Inputs, Level 3 [Member]
Note 6 - Fair Value Measurements and Financial Instruments (Tables) [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2013	$-
Transfer into Level 3 (a)	2,250,000
Issuance of Series A PIK Note	9,212,285
Issuance of additional Series 2023 PIK Note	44,138
Net unrealized losses included in earnings (loss)	(1,470,798)

Balance at December 31, 2014	$10,035,625